Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other Non-Current Assets	$ 1,034,000	$ 659,071
Prepaid Pension (Member)
Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other Non-Current Assets	460,732	381,452
Guarantee Deposit (Member)
Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other Non-Current Assets	506,316	221,002
Other(Member)
Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other Non-Current Assets	$ 66,952	$ 56,617